INCOME TAX - Schedule of components of current and deferred income tax expense (income) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax
Current tax on profit for the year	€ (2,367)	€ (4,315)	€ (413)
Adjustments for current tax of prior periods	1,310	242	(919)
Total current tax expense	1,057	4,073	1,332
Deferred income tax
Deferred tax on profit for the year	(7,535)	(6,784)	(5,697)
Adjustments for deferred tax of prior periods	3,036	373	31,165
Total deferred tax expense	4,499	6,411	(25,468)
Tax expense (income)	€ (5,556)	€ (10,484)	€ 24,136